Property, Plant and Equipment (“PP&E”) - Schedule of Property, Plant and Equipment (“PP&E”) (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2026 CAD ($)
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	$ 990,094
Ending balance	1,021,225
Developed properties [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	986,572
Ending balance	1,015,924
Right-of-use assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	3,066
Ending balance	4,092
Corporate assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	456
Ending balance	1,209
Cost [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	1,318,826
Additions	51,436
Transfers of right-of-use assets
Change in decommissioning liabilities	204
Ending balance	1,370,466
Cost [Member] | Developed properties [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	1,313,717
Additions	47,382
Transfers of right-of-use assets	1,995
Change in decommissioning liabilities	204
Ending balance	1,363,298
Cost [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	3,982
Additions	3,240
Transfers of right-of-use assets	(1,995)
Change in decommissioning liabilities
Ending balance	5,227
Cost [Member] | Corporate assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	1,127
Additions	814
Transfers of right-of-use assets
Change in decommissioning liabilities
Ending balance	1,941
Accumulated Depletion, Depreciation and Amortization [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, ending balance	349,241
Accumulated DD&A, beginning balance	328,732
Depletion and depreciation	20,509	[1]
Accumulated Depletion, Depreciation and Amortization [Member] | Developed properties [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, ending balance	347,374
Accumulated DD&A, beginning balance	327,145
Depletion and depreciation	20,229	[1]
Accumulated Depletion, Depreciation and Amortization [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, ending balance	1,135
Accumulated DD&A, beginning balance	916
Depletion and depreciation	219	[1]
Accumulated Depletion, Depreciation and Amortization [Member] | Corporate assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, ending balance	732
Accumulated DD&A, beginning balance	671
Depletion and depreciation	$ 61	[1]

[1]	As at March 31, 2026, $0.8 million of depletion and depreciation was capitalized to inventory (December 31, 2025 - $1.0 million).